UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/09

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             05/13/09
-------------------	      -----------------		    --------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     18
Form 13F Information Table Value Total:                $60,602
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/09


                        TITLE                   VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------   ----------    ------    --------  --------    ---  ----  ------- --------  ------  ------   ----

Abbott Labs		COM	     002824100	  3306	  69301	    SH		Sole				 69301
Agrium Inc		COM	     008916108	   712	  19900	    SH		Sole				 19900
Apple Inc		COM	     037833100	  3858	  36700	    SH		Sole				 36700
Companhia Vale ADS	SPONSORED ADR204412209	  1310	  98500	    SH		Sole				 98500
Flowers Foods Inc	COM	     343498101	   362	  15400	    SH		Sole				 15400
IBM Corp		COM	     459200101	  5319	  54900	    SH		Sole				 54900
Intel Corp		COM	     458140100	  1477	  98300	    SH		Sole				 98300
Market Vectors
  Gold Miners		GOLD
			  MINER ETF  57060u100	  5842	 158410	    SH		Sole				158410
Midcap Spdr Tr Ut Ser 1	UNIT SER 1   595635103	  6086	  68700	    SH		Sole				 68700
Mosaic Company		COM	     61945a107	  2112	  50300	    SH		Sole				 50300
Petroleo Brasileiro
  Sa Petro		SPONSORED
			   ADR       71654v408	  3044	  99900	    SH		Sole				99900
Powershares QQQ Tr	DYNAMIC
 		           MKT PT    73935a104	  4627	 152600	    SH		Sole				152600
Spdr Gold Trust		GOLD SHS     78463v107	  5736	  63541	    SH		Sole				63541
Stericycle Inc		COM	     858912108	  3585	  75100	    SH		Sole				75100
Technology SPDR		SBI INT-TECH 81369Y803	  1637	 104800	    SH		Sole				104800
Waste Connections Inc	COM	     941053100	  2564	  99775	    SH		Sole				99775
iShares Russell 2000	RUSSELL 2000 464287655	  6625	 157550	    SH		Sole				157550
iShares Barclays
  Aggregate Bond Fd	BARCLYS
			   US AGG B  464287226	  2400	  23650	    SH		Sole				23650

REPORT SUMMARY 	             18	DATA RECORDS	 60602		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED